DECHERT LLP
1775 I STREET, N.W.
WASHINGTON, D.C. 20006
(202) 261-3300

January 7, 2004

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   The Aegis Funds
         File Nos. 333-106971 and 811-21399

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of The Aegis Funds (the "Trust"), that the form of Prospectus and Statement of Additional Information for the Trust's initial investment series, The Aegis High Yield Fund, that would have been filed under Rule 497(c), does not differ from those contained in Pre-Effective Amendment No. 1 which was filed on December 30, 2003, and which became effective on December 31, 2003. The text of Pre-Effective Amendment No. 1 was filed electronically.

Please do not hesitate to contact the undersigned at (202) 261-3364 if you have any questions regarding this certification.

Very truly yours,

/s/ Patrick W.D. Turley